Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	For the Years Ended December 31,
	2023	2024
	%	%
PRC Statutory income tax rates	25.0	25.0
Change in valuation allowance	24.1	(18.7)
R&D expenses super-deduction	3.6	(4.4)
Non-deductible expenses and non-taxable income incurred	(48.5)	0.6
Difference in EIT rates of certain subsidiaries	0.7	2.1
Effect of preferential income tax rates	(6.3)	(5.6)
Total	(1.4)	(1.0)

	For the Years Ended December 31,
	2025
	RMB	US$	%

	(in thousands, except percentages)
Loss/(income) before income taxes computed at PRC statutory income tax rate	(7,625)	(1,090)	25.0
Foreign tax effect
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(1,243)	(178)	4.1
Cayman
Statutory tax rate difference between Cayman and PRC	1,376	197	(4.5)
Other foreign jurisdictions	50	7	(0.2)
Other adjustments
Effect of preferential income tax rates	981	140	(3.2)
Research and development tax credits	4,706	673	(15.4)
Others	(1,666)	(239)	5.5
Change of valuation allowance	4,846	693	(15.9)
Income tax expense	1,425	204	(4.7)

Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	6,954	5,624	804
Net operating loss carry forwards	277,353	204,020	29,175
Carryforwards of deductible advertising expenses	10,648	10,648	1,523
Impairment of non-financial assets	8,407	8,407	1,202
Remeasurement and impairment of long-term investments	6,595	8,634	1,235
Allowance for credit losses	233,038	232,216	33,206
Subtotal	542,995	469,549	67,145
Less: valuation allowance	(542,995)	(469,549)	(67,145)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(5,151)	(4,534)	(648)
Total non-current deferred tax liabilities, net	(5,151)	(4,534)	(648)

Schedule of movement of valuation allowance

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	757,126	672,210	542,995	77,647
Additions	18,027	43,477	45,230	6,468
Written-off for expiration of net operating losses	(60,924)	(113,427)	(100,146)	(14,320)
Utilization of previously unrecognized tax losses and timing difference	(42,019)	(59,265)	(18,530)	(2,650)
Balance at the end of the year	672,210	542,995	469,549	67,145